SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	¥ 696,703	¥ 742,571
Right-of-use assets- Finance lease	64,879	46,519
Accumulated depreciation	(301,452)	(286,775)
Accumulated depreciation- Finance lease	(37,724)	(28,931)
Total	357,527	426,865
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	98,383	83,979
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	226,697	316,675
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,691	1,691
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	234,159	222,813
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	¥ 70,894	¥ 70,894